Cash and Cash Equivalents (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash, cash equivalents and marketable securities [Line Items]
Cash	¥ 92,821	¥ 157,650
Certificates of deposit		20,000
Commercial paper	802	2,212
Bailment for consumption	11,930	346,911
Other		147
Total	¥ 105,553	¥ 526,920	¥ 493,674	¥ 522,078